Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)										$ 1,901	$ 1,755
(Decrease) increase resulting from Tax exempt interest										(17)	(42)
Earnings on bank-owned life insurance - net										(160)	(160)
Deferred tax re-valuation										216	0
Other										104	27
Actual tax expense	$ 250	$ 548	$ 415	$ 369	$ 386	$ 389	$ 373	$ 448	$ 784	$ 2,044	$ 1,580